Note 4 (Tables)	12 Months Ended
Dec. 31, 2021
Shareholder Remuneration System [Abstract]
Available amount for interim dividend payments [Table Text Block]
The Annual General Meeting held on April 20, 2021 approved, in the third item of its agenda, a cash distribution from the issue premium account of €0.059 per share as shareholder remuneration in respect of the Group’s 2020 earnings for each of the Bank's outstanding shares, all this in compliance with recommendation ECB/2020/62, which was paid on April 29, 2021. The total amount was €393 million and was recognized under the heading “Total Equity – Share Premium” of the consolidated balance sheet as of December 31, 2021 (see Note 27).
On July 23, 2021, the European Central Bank published the approval of recommendation ECB/2021/31 repealing recommendation ECB/2020/62 from September 30, 2021, whereby the ECB indicated that it would assess capital, dividend distribution and share buyback plans of each financial institution in the context of their ordinary supervisory process, eliminating the remaining restrictions on dividend and share buyback related matters established in recommendation ECB/2020/62.

In keeping with the above, the Board of Directors, at its meeting held on September 30, 2021, approved the payment in cash of €0.08 (€0.0648 net of withholding tax) per BBVA share, as gross interim dividend against 2021 results. The total amount paid to shareholders on October 12, 2021, after deducting treasury shares held by the Group's companies, amounted to €532 million and is recognized under the heading "Shareholder’s funds - Total equity- Interim dividends" of the consolidated balance sheet as of December 31, 2021.

The forecasted financial statement, drawn up in compliance with the applicable legal requirements, which evidenced the existence of sufficient liquidity to distribute the abovementioned amount approved on September 29, 2021 was the following:

Available amount for interim dividend payments (Millions of Euros)
August 31, 2021
Profit of BBVA, S.A., after the provision for income tax	934
Maximum amount distributable	934
Amount of proposed interim dividend	533
BBVA cash balance available to the date	31,887

Application of results [Table Text Block]
Below is included a breakdown of the distribution of the Bank´s earnings for financial year 2021, which the Board of Directors will submit to the Annual General Meeting for approval.

Allocation of earnings (Millions of Euros)
2021
Profit (loss) for year	1,080
Distribution
Interim dividends	533
Reserves / Accumulated gains	547